Derivative Financial Instruments (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 24, 2024	Nov. 07, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 19, 2023
Derivative Financial Instruments [Line Items]
Exercisable share of common stock							11,500,000
Exercise price per share (in Dollars per share)			$ 1.95		$ 1.95		$ 571		$ 300
Percentage of issued warrant	10.00%				10.00%
Fair value change of the derivative financial instruments (in Dollars)			$ 5,471,519	$ 6,571,082	$ 5,471,519		$ 3,465,293	$ 14,373,856
Series A Warrants [Member]
Derivative Financial Instruments [Line Items]
Issued offering	8,680,443	4,275,700
Exercisable share of common stock	1	1
Exercise price per share (in Dollars per share)	$ 1.95	$ 4.03
Expiry period	5 years	5 years
Series B Warrants [Member]
Derivative Financial Instruments [Line Items]
Exercisable share of common stock	1		1		1
Warrant of Common stock, per share (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
November 2024 Offering [Member]
Derivative Financial Instruments [Line Items]
Issued offering		427,570			921,451
December 2024 Offering [Member]
Derivative Financial Instruments [Line Items]
Issued offering	868,044